Share-Based Compensation - Restricted Stock Units (Details) - RSUs	9 Months Ended
Sep. 30, 2020 $ / shares shares
Restricted Stock Units
Unvested and outstanding beginning balance (in shares) | shares	500,000
Granted (in shares) | shares	0
Vested (in shares) | shares	0
Canceled of forfeited (in shares) | shares	(41,250)
Unvested and outstanding ending balance (in shares) | shares	458,750
Weighted average grant date fair value
Unvested and outstanding beginning balance weighted average grant date fair value (usd per share) | $ / shares	$ 12.09
Granted weighted average grant date fair value (usd per share) | $ / shares	0
Vested weighted average grant date fair value (usd per share) | $ / shares	0
Canceled or forfeited weighted average grant date fair value (usd per share) | $ / shares	12.09
Unvested and outstanding ending balance weighted average grant date fair value (usd per share) | $ / shares	$ 12.09